NOTE 6 - EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 – EQUIPMENT

	December 31, 2012	December 31, 2011

Computer equipment under capital lease	$223,683	$223,683
Nexus computer equipment under capital lease	42,023	42,023

Total Equipment	265,706	265,706
Less accumulated depreciation	(188,165)	(99,596)

Equipment – net	$77,541	$166,110

Depreciation expense for the years ended December 31, 2012, 2011 and period from December 12, 2006 (date of inception) to December 31, 2012 were $88,569, $85,296 and $195,880 respectively.